Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Summary of consolidated balance sheets
Noncurrent asset	$ 0	$ 0
Current liability	0	0
Noncurrent liability	(16,060)	(5,328)
Net amount recognized in the consolidated balance sheets	(16,060)	(5,328)
SERP [Member]
Summary of consolidated balance sheets
Noncurrent asset	0	0
Current liability	(1,191)	(1,546)
Noncurrent liability	(84,959)	(72,294)
Net amount recognized in the consolidated balance sheets	$ (86,150)	$ (73,840)